Net Income (Loss) Per Share (Details) - Schedule of weighted average potential common shares - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Weighted Average Potential Common Shares [Abstract]
Stock options, including incentive stock options and non-qualified	6,326,479	3,772,368
Common shares issuable from the exercise of warrants	1,920,426
Total (in Dollars)	$ 8,246,905	$ 3,772,368